Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities
Cash generated from (used by) operations	$ 378	$ 368	$ 932
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	33	49	91
Taxation refund	7	0	5
Taxation paid	(75)	(96)	(171)
Net cash inflow (outflow) from operating activities	343	321	857
Cash flows from investing activities
Capital expenditure	(293)	(293)	(652)
Proceeds from disposal of tangible assets	2	310	313
Dividends from other investments	0	0	2
Other investments acquired	(28)	(54)	(81)
Proceeds from disposal of other investments	31	76	98
Investments in associates and joint ventures	(2)	(5)	(8)
Net loans repaid by (advanced to) associates and joint ventures	(3)	3	(17)
Cash payment to settle the sale of environmental trust fund	0	(32)	(32)
Increase in investment in subsidiary	0
Disposal (acquisition) of subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	12	9	(4)
Interest received	8	7	12
Net cash inflow (outflow) from investing activities	(267)	15	(335)
Cash flows from financing activities
Increase in share capital	0
Proceeds from borrowings	154	283	753
Repayment of borrowings	(82)	(500)	(967)
Repayment of lease liabilities	(20)	0	0
Finance costs paid	(68)	(66)	(130)
Lease finance costs paid	(5)	0	0
Bond settlement premium, RCF and bond transaction costs	0	0	(10)
Dividends paid	(43)	(39)	(39)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities	(64)	(322)	(393)
Net increase (decrease) in cash and cash equivalents	12	14	129
Translation	1	(4)	(5)
Cash and cash equivalents at beginning of period	329	205	205
Cash and cash equivalents at end of period	342	215	329
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	0	9	8
Net movement in intergroup receivables and payables	(3)	2	12
Dividends received from joint ventures	0	0	0
Taxation refund	0		0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	(3)	11	20
Cash flows from investing activities
Capital expenditure	0	0	0
Proceeds from disposal of tangible assets	0	6	6
Dividends from other investments			0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Net loans repaid by (advanced to) associates and joint ventures	0	0	0
Cash payment to settle the sale of environmental trust fund		0	0
Increase in investment in subsidiary	16
Disposal (acquisition) of subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	0	(1)	(1)
Interest received	0	0	0
Net cash inflow (outflow) from investing activities	16	5	5
Cash flows from financing activities
Increase in share capital	(16)
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Repayment of lease liabilities	0
Finance costs paid	0	0	0
Lease finance costs paid	0
Bond settlement premium, RCF and bond transaction costs			0
Dividends paid	0	0	0
Intergroup dividends received (paid)	0	1	1
Net cash inflow (outflow) from financing activities	(16)	1	1
Net increase (decrease) in cash and cash equivalents	(3)	17	26
Translation	3	(17)	(26)
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(23)	(126)	(120)
Net movement in intergroup receivables and payables	31	75	73
Dividends received from joint ventures	0	0	0
Taxation refund	0		0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	8	(51)	(47)
Cash flows from investing activities
Capital expenditure	(26)	(35)	(64)
Proceeds from disposal of tangible assets	0	303	303
Dividends from other investments			2
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Net loans repaid by (advanced to) associates and joint ventures	0	0	(9)
Cash payment to settle the sale of environmental trust fund		(32)	(32)
Increase in investment in subsidiary	(16)
Disposal (acquisition) of subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	0	0	0
Interest received	2	0	0
Net cash inflow (outflow) from investing activities	(40)	236	218
Cash flows from financing activities
Increase in share capital	0
Proceeds from borrowings	117	191	407
Repayment of borrowings	(81)	(377)	(570)
Repayment of lease liabilities	(1)
Finance costs paid	(3)	(7)	(12)
Lease finance costs paid	0
Bond settlement premium, RCF and bond transaction costs			0
Dividends paid	(28)	(24)	(24)
Intergroup dividends received (paid)	44	25	25
Net cash inflow (outflow) from financing activities	47	(192)	(174)
Net increase (decrease) in cash and cash equivalents	15	(7)	(3)
Translation	1	(1)	(1)
Cash and cash equivalents at beginning of period	7	11	11
Cash and cash equivalents at end of period	23	3	7
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	3	(6)	(18)
Net movement in intergroup receivables and payables	(113)	(64)	(215)
Dividends received from joint ventures	33	49	91
Taxation refund	0		0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	(77)	(21)	(142)
Cash flows from investing activities
Capital expenditure	0	0	0
Proceeds from disposal of tangible assets	0	0	0
Dividends from other investments			0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Net loans repaid by (advanced to) associates and joint ventures	(4)	3	(10)
Cash payment to settle the sale of environmental trust fund		0	0
Increase in investment in subsidiary	0
Disposal (acquisition) of subsidiaries	(3)	(6)	(7)
Decrease (increase) in cash restricted for use	0	1	1
Interest received	1	1	1
Net cash inflow (outflow) from investing activities	2	(7)	5
Cash flows from financing activities
Increase in share capital	0
Proceeds from borrowings	0	45	45
Repayment of borrowings	0	(80)	(80)
Repayment of lease liabilities	0
Finance costs paid	(51)	(51)	(102)
Lease finance costs paid	0
Bond settlement premium, RCF and bond transaction costs			(10)
Dividends paid	0	0	0
Intergroup dividends received (paid)	131	189	360
Net cash inflow (outflow) from financing activities	80	103	213
Net increase (decrease) in cash and cash equivalents	5	75	76
Translation	0	0	0
Cash and cash equivalents at beginning of period	97	21	21
Cash and cash equivalents at end of period	102	96	97
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	398	491	1,062
Net movement in intergroup receivables and payables	85	(13)	130
Dividends received from joint ventures	0	0	0
Taxation refund	7		5
Taxation paid	(75)	(96)	(171)
Net cash inflow (outflow) from operating activities	415	382	1,026
Cash flows from investing activities
Capital expenditure	(267)	(258)	(588)
Proceeds from disposal of tangible assets	2	1	4
Dividends from other investments			0
Other investments acquired	(28)	(54)	(81)
Proceeds from disposal of other investments	31	76	98
Investments in associates and joint ventures	(2)	(5)	(8)
Net loans repaid by (advanced to) associates and joint ventures	1	0	2
Cash payment to settle the sale of environmental trust fund		0	0
Increase in investment in subsidiary	0
Disposal (acquisition) of subsidiaries	3	6	7
Decrease (increase) in cash restricted for use	12	9	(4)
Interest received	5	6	11
Net cash inflow (outflow) from investing activities	(245)	(219)	(563)
Cash flows from financing activities
Increase in share capital	16
Proceeds from borrowings	37	47	301
Repayment of borrowings	(1)	(43)	(317)
Repayment of lease liabilities	(19)
Finance costs paid	(14)	(8)	(16)
Lease finance costs paid	(5)
Bond settlement premium, RCF and bond transaction costs			0
Dividends paid	(15)	(15)	(15)
Intergroup dividends received (paid)	(175)	(215)	(386)
Net cash inflow (outflow) from financing activities	(175)	(234)	(433)
Net increase (decrease) in cash and cash equivalents	(5)	(71)	30
Translation	(3)	14	22
Cash and cash equivalents at beginning of period	225	173	173
Cash and cash equivalents at end of period	$ 217	$ 116	$ 225